INTANGIBLE ASSETS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Balance, beginning	$ 1,484,966	$ 1,484,966
Acquisitions	0	0
Balance, ending	$ 1,484,966	$ 1,484,966